Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	€ 1,509
Share of results	205	€ 149	€ 92
Closing balance	1,679	1,509
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	1,509	1,500
Additions	26	55
Transfers	(7)	0
Revaluations	0	4
Share of results	205	149
Dividends received	(91)	(74)
Disposals	(16)	(89)
Impairments	(35)	(5)
Exchange rate differences	87	(32)
Other	0
Closing balance	€ 1,679	€ 1,509	€ 1,500